Non-cash items (Details Narrative) - USD ($) $ in Millions	9 Months Ended
	May 31, 2025	May 31, 2024
Mineral Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Amounts payable and accrued liabilities	$ 1.1	$ 1.9